LEASES - Maturity of operating lease liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Maturity of operating lease liabilities
2024	¥ 275,660,096	$ 38,825,913
2025	205,917,308	29,002,846
2026	180,402,897	25,409,217
2027	161,971,532	22,813,213
2028	142,867,512	20,122,468
Thereafter	983,318,006	138,497,445
Total future lease payments	1,950,137,351	274,671,102
Less: imputed interest	290,691,197	40,942,999
Total operating lease liabilities	¥ 1,659,446,154	$ 233,728,103	¥ 1,788,975,884